Investments in Investees (Details 3) ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Disclosure of joint ventures [line items]
Net income		₪ 1,249	$ 360	₪ 3,180	[1],[2]	₪ 2,306	[2]
Other comprehensive income		754	217	(447)	[1],[3]	(3,473)	[3]
Total comprehensive income		2,003	577	2,733	[1]	(1,167)
Allocated to:
Equity holders of the Company		2,095	604	736	[1]	(901)	[1]
Non-controlling interests		(92)	(27)	1,997	[1]	(266)	[1]
Total comprehensive income		2,003	577	2,733	[1]	(1,167)
Dividends to Non- controlling interests		(671)	$ (194)	(1,285)		(1,078)
ATR [Member]
Disclosure of joint ventures [line items]
Revenues		1,060		1,092		1,192
Net income	[4]	398		312		314
Other comprehensive income		65		15		43
Total comprehensive income		463		327		357
Allocated to:
Equity holders of the Company		274		178		178
Non-controlling interests		189		149		179
Total comprehensive income		463		327		357
Dividends to Non- controlling interests		₪ 252		₪ 280		₪ 196

[1]	Reclassified, refer to Note 2dd.
[2]	Reclassified, refer to note 2ff.
[3]	Reclassified, refer to Note 2f.
[4]	Includes acquisition- adjustments amortization